Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Management compensation	$ 1,907,430	$ 973,318	$ 670,667
Share-based compensation (Note 14)	5,168,172	4,102,295	1,318,058
Remuneration of directors and key management	$ 7,075,602	$ 5,075,613	$ 1,988,725